Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information
Entity Registrant Name	IRSA PROPIEDADES COMERCIALES S.A.
Entity Central Index Key	0001128173
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	Yes
Entity's Reporting Status Current	Yes
Entity Interactive Data Current	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	C1
Entity Common Stock, Shares Outstanding	0